[redacted]

12028533

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

DEC 05 2012

Washington, DC 20549

CERT NYS
File No. 001-32925

December 5, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC (Guarantor), SHELL INTERNATIONAL FINANCE B.V. (Issuer), 0.625% Guaranteed Notes due 2015, 2.250% Guaranteed Notes due 2023, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 5, 2012. Tentative listing date – December 7, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com